Note 7 - Commitments and Contingencies (Details Textual) - USD ($)		12 Months Ended
	Dec. 22, 2011	Dec. 31, 2016	Sep. 30, 2017	Dec. 31, 2015
Accounts Payable, Current		$ 1,245,000	$ 874,000	$ 585,000
Indemnification Agreement [Member]
Loss Contingency Accrual		$ 0		0
SBP - 101 [Member]
Expected Cost of Approval				$ 200,000,000
Minimum [Member] | SBP - 101 [Member]
Clinical Trial Duration		2 years
Estimated Time for Approval		5 years
Maximum [Member] | SBP - 101 [Member]
Clinical Trial Duration		3 years
Estimated Time for Approval		7 years
SBR [Member] | Licensing Agreement with University of Florida Research Foundation [Member]
Royalty Term	10 years
Annual License Maintenance Fee	$ 10,000
SBR [Member] | Licensing Agreement with University of Florida Research Foundation [Member] | Amount Due 270 Days After Occurrence of First Commercial Sale [Member]
Minimum Annual Royalties Due After Commercial Sale	50,000
SBR [Member] | Licensing Agreement with University of Florida Research Foundation [Member] | Amount Due on the First Anniversary Date of First Payment [Member]
Minimum Annual Royalties Due After Commercial Sale	100,000
SBR [Member] | Licensing Agreement with University of Florida Research Foundation [Member] | Amount Due on the Second Anniversary of First Payment [Member]
Minimum Annual Royalties Due After Commercial Sale	100,000
SBR [Member] | Licensing Agreement with University of Florida Research Foundation [Member] | Amount Due on the Third Anniversary and All Subsquent Anniversary Dates of the First Payment [Member]
Minimum Annual Royalties Due After Commercial Sale	300,000
SBR [Member] | Licensing Agreement with University of Florida Research Foundation [Member] | Milestone Payment Upon Enrollment of First Subject in Phase 1 Clinical Trial [Member]
Milestone Payments	50,000
Accounts Payable, Current		$ 50,000
SBR [Member] | Licensing Agreement with University of Florida Research Foundation [Member] | Milestone Payment Due Upon Enrollment of the First Subject in Phase II Clinical Trial [Member]
Milestone Payments	300,000
SBR [Member] | Licensing Agreement with University of Florida Research Foundation [Member] | Milestone Payments Due Upon Approval of a New Drug Application [Member]
Milestone Payments	3,000,000
SBR [Member] | Licensing Agreement with University of Florida Research Foundation [Member] | Milestone Payments Due Upon Approval to Manufacture and Market in Either European Union or Japan [Member]
Milestone Payments	2,000,000
SBR [Member] | Licensing Agreement with University of Florida Research Foundation [Member] | Milestone Payments Due Upon First Time Annual Net Sales of Licensed Products Reach 100,000,000 [Member]
Milestone Payments	1,000,000
Net Sales Required before Milstone Payments	100,000,000
SBR [Member] | Licensing Agreement with University of Florida Research Foundation [Member] | Milestone Payments Due Upon the First Time Annual Net Sales of Licensed Product Reaches 500,000,000 [Member]
Milestone Payments	3,000,000
Net Sales Required before Milstone Payments	$ 500,000,000
SBR [Member] | Licensing Agreement with University of Florida Research Foundation [Member] | Minimum [Member]
Royalty Fee Percentage of Net Sales	2.50%
SBR [Member] | Licensing Agreement with University of Florida Research Foundation [Member] | Maximum [Member]
Royalty Fee Percentage of Net Sales	5.00%